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July 31, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Reference: USAA Mutual Funds Trust

Post-Effective Amendment No. 183 to

Registration Statement on Form N-1A

1933 Act File No. 033-65572

1940 Act File No. 811-7852

Dear Sir or Madam,

On behalf of USAA Mutual Funds Trust, a Delaware statutory trust (the "Registrant"), we hereby enclose for filing with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Post- Effective Amendment No. 183 (the "Amendment") to the above-captioned Registration Statement, together with the exhibits indicated as being filed herewith.

As indicated on the cover page of the Amendment, the Registrant has elected to have the Amendment become effective on October 1, 2020, pursuant to Rule 485(a)(1) under the 1933 Act. The Amendment is being filed with respect to the USAA Mutual Funds Trust (USAA World Growth Fund to be renamed Sustainable World Fund and all relevant share classes) to incorporate revised language for the Fund to (1)reflect changes in Fund name, principal investment strategy to incorporate sustainable investing considerations, and primary benchmark; (2) add additional portfolio managers; and (3) make such other non-material changes as appropriate.

If you have any questions with respect to the enclosed, please contact me at (216) 898-2526.

Sincerely,

/s/ Erin Wagner

Erin Wagner

Secretary

USAA Mutual Funds Trust